18. Quarterly Data	12 Months Ended
Dec. 31, 2021
18. Quarterly Data
Quarterly Data
(18)	Quarterly Data

	2021				2020
(Dollars in thousands, except per share amounts)	First	Second	Third	Fourth	First	Second	Third	Fourth
Total interest income	$11,922	12,517	11,421	11,319	$12,250	11,638	11,868	12,202
Total interest expense	815	842	861	687	1,041	912	942	941
Net interest income	11,107	11,675	10,560	10,632	11,209	10,726	10,926	11,261

Provision for loan losses	(455)	(226)	(182)	(300)	1,521	1,417	522	799
Other income	5,873	6,040	6,040	6,966	4,595	5,239	7,132	5,948
Other expense	12,268	12,132	12,568	14,159	11,449	11,452	11,914	14,116
Income before income taxes	5,167	5,809	4,214	3,739	2,834	3,096	5,622	2,294

Income tax expense	1,046	1,194	824	732	467	535	1,113	374
Net earnings	4,121	4,615	3,390	3,007	2,367	2,561	4,509	1,920

Basic net earnings per share	$0.73	0.82	0.61	0.55	$0.41	0.46	0.80	0.34
Diluted net earnings per share	$0.71	0.80	0.59	0.53	$0.40	0.44	0.78	0.33